Post Employment Benefits	12 Months Ended
Dec. 31, 2011
Post Employment Benefits [Abstract]
Post Employment Benefits

7. Post Employment Benefits

The Corporation has a noncontributory pension plan covering all eligible employees with six months of service who have attained the age of twenty and one-half. Contributions to the plan are based on computations by independent actuarial consultants. The plan's assets include common stock, fixed income securities, short-term investments and cash.

The Corporation sponsors two defined benefit post retirement plans that cover both salaried and nonsalaried employees. One plan provides medical benefits, and the other provides life insurance benefits. The post retirement health care plan is contributory and the life insurance plan is noncontributory. The health plan has an annual limitation (a "cap") on the dollar amount of the employer's share of the cost of covered benefits incurred by a plan participant. The retiree is responsible, therefore, for the amount by which the cost of the benefit coverage under the plan incurred during a year exceeds that cap. No health care cost increases have been factored into the health plan's actuarial calculations due to this cap.

The following table outlines the changes in the Corporation's postemployment benefit plan obligations, assets and funded status for the years ended December 31, 2011 and 2010, and the assumptions and components of net periodic benefit costs for the two years in the period ended December 31, 2011.

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(Dollars in Thousands)
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$8,729	$7,987	$993	$1,008
Service cost	347	317	13	15
Interest cost	439	446	51	57
Actuarial (gain) loss	795	701	13	(43)
Benefits paid	(295)	(722)	(42)	(44)
Effect of curtailment	(358)	—	—	—
Projected benefit obligation at end of year	9,657	8,729	1,028	993
Change in plan asset
Fair value of plan assets at beginning of year	6,727	6,468	—	—
Actual return on plan assets	82	681	—	—
Employer contribution	500	300	42	44
Benefits paid	(295)	(722)	(42)	(44)
Fair value of plan assets at end of year	7,014	6,727	—	—
Funded status	(2,643)	(2,002)	(1,028)	(993)
Unrecognized net actuarial (gain) loss	4,809	4,172	(395)	(447)
Unrecognized prior service cost	—	(627)	—	—
Unrecognized transition obligation	—	—	55	111
Prepaid (accrued) benefit cost	$2,166	$1,543	$(1,368)	$(1,329)

The defined benefit pension plan's accumulated benefit obligation was $9,657,000 at December 31, 2011, and $8,420,000 at December 31, 2010.

During 2011 the Corporation amended the defined benefit pension plan to freeze all accruals and to close the plan to new entrants. As a result, the Corporation recognized a curtailment gain of $537,000 for the year ended December 31, 2011.

	Pension Benefits		Other Postretirement Benefits
	2011	2010	2011	2010
	(Dollars in Thousands)
Actuarial assumptions
Discount rate	4.45%	5.13%	4.53%	5.27%
Expected return on plan assets	8.00%	8.00%	N/A	N/A
Rate of compensation increase	N/A	3.00%	N/A	N/A

Components of net periodic benefit cost
Service cost	$347	$317	$13	$15
Interest cost	439	446	51	57
Expected return on plan assets	(536)	(511)	—	—
Amortization of prior service cost	(90)	(90)	—	—
Amortization of transition obligation	—	—	55	55
Recognized net actuarial (gain) loss	254	219	(38)	(34)
Net periodic benefit cost	414	381	81	93
Curtailment income	(537)	—	—	—
Net benefit cost (income)	$(123)	$381	$81	$93

Included in Accumulated Other Comprehensive Income at December 31, 2011 and 2010 are the following non-cash pretax charges which have not yet been recognized in net periodic pension cost. Also presented is the estimated portion of each component of Accumulated Other Comprehensive Income which is expected to be recognized as a component of net periodic benefit cost during the year-ending December 31, 2012.

	Amt. recognized in Acc. Other Comp. Income at Dec 31, 2011	Amt. recognized in Acc. Other Comp. Income at Dec 31, 2010	Amount expected to be charged to net periodic cost in 2012
	(Dollars in Thousands)
Pension Benefits:
Net actuarial losses	$4,809	$4,172	$116
Prior service cost	—	$(627)	—

Other Postretirement Benefits:
Net actuarial gains	$(395)	$(447)	$(37)
Transition obligation	$55	$111	$55

The expected benefits to be paid under the Corporation's postemployment benefit plans are as follows:

	Pension Benefits	Other Postretirement Benefits
	(Dollars in Thousands)
2012	$514	$49
2013	$502	$51
2014	$350	$50
2015	$434	$50
2016	$1,082	$54
2017-2021	$2,717	$275

The asset allocation for the defined benefit pension plan for the years ended December 31, 2011 and 2010, by asset category, is as follows:

ASSET CATEGORY

	Percentage of Plan Assets
	2011	2010
Equity securities	70%	75%
Debt securities	20	20
Real estate	1	1
Other	9	4
Total	100%	100%

The investment objective for the defined benefit pension plan is to maximize total return with tolerance for slightly above average risk. Asset allocation strongly favors equities, with a target allocation of approximately 65% equity securities, 25% fixed income securities, and 10% cash and cash equivalents. Due to volatility in the market, the target allocation is not always desirable and asset allocations will fluctuate between the acceptable ranges. A core equity position of large cap stocks will be maintained. However, more aggressive or volatile sectors will be meaningfully represented in the asset mix in pursuit of higher returns. Higher volatility investment strategies such as real estate mortgages, limited partnerships, and international equities will be appropriate strategies in conjunction with the core position. It is management's intent to give the investment managers flexibility within the overall guidelines with respect to investment decisions and their timing. The defined benefit pension plan holds no investments in the Corporation's common stock.

The following table presents fair value information about the Company's defined benefit pension plan assets by asset category as of December 31, 2011 and 2010.

		Fair Value Measurements at December 31, 2011, Using:
Description	Fair Value December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in Thousands)
Equity securities	$3,620	$3,620	$—	$—
Indexed funds	1,720	1,720	—	—
Debt securities	659	—	659	—
Preferred stocks	325	—	325	—
Real estate mortgages	54	—	54	—
Other investments, includes cash and cash equivalents	636	636	—	—
Total	$7,014	$5,976	$1,038	$—

		Fair Value Measurements at December 31, 2010, Using:
Description	Fair Value December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in Thousands)
Equity securities	$3,438	$3,438	$—	$—
Indexed funds	2,143	2,143	—	—
Debt securities	353	—	353	—
Preferred stocks	298	—	298	—
Real estate mortgages	83	—	83	—
Other investments, includes cash and cash equivalents	412	412	—	—
Total	$6,727	$5,993	$734	$—

Equity securities and indexed funds: Valued at the closing prices reported on the active market on which the individual securities are traded.

All other investments: Valued at fair value based on models that consider criteria such as dealer quotes, available trade date, issuer credit worthiness, and bond and swap yield curves.

The Corporation made discretionary contributions of $300,000 to the pension plan in 2010, and $500,000 in 2011. The Corporation expects to contribute $1,000,000 to the pension plan in 2012.

The Corporation maintains a qualified 401(k) retirement savings plan. All employees age 21 and over are eligible to participate on a voluntary basis. The Corporation adopted a safe-harbor match of 100% up to 6% of compensation for 2010 and 2011. Total amounts charged to operating expense for payments pursuant to this plan were approximately $214,000 in 2011 and $234,000 in 2010.